Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Current Value
*	Participant loans	Various participant loans with interest rates ranging from 4.25% to 9.50%	$20,426,375
	Company Common Stock Fund
*	Berkshire Hathaway Class B Stock Fund	Berkshire Hathaway Class B Stock Fund	$100,972,202
	Target Retirement 2025 Fund
	State Street Investment Management Trust Company	Target Retirement 2025 Fund	$13,695,462
	Target Retirement 2030 Fund
	State Street Investment Management Trust Company	Target Retirement 2030 Fund	$119,799,457
	Target Retirement 2035 Fund
	State Street Investment Management Trust Company	Target Retirement 2035 Fund	$18,485,805
	Target Retirement 2040 Fund
	State Street Investment Management Trust Company	Target Retirement 2040 Fund	$133,205,907
	Target Retirement 2045 Fund
	State Street Investment Management Trust Company	Target Retirement 2045 Fund	$14,597,377
	Target Retirement 2050 Fund
	State Street Investment Management Trust Company	Target Retirement 2050 Fund	$128,357,935
	Target Retirement 2055 Fund
	State Street Investment Management Trust Company	Target Retirement 2055 Fund	$11,418,043

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Current Value
	Target Retirement 2060 Fund
	State Street Investment Management Trust Company	Target Retirement 2060 Fund	$32,252,028
	Target Retirement 2065 Fund
	State Street Investment Management Trust Company	Target Retirement 2065 Fund	$1,126,380
	Target Retirement 2070 Fund
	State Street Investment Management Trust Company	Target Retirement 2070 Fund	$468,796
	State Street S&P 500 Index Fund
	State Street Investment Management Trust Company	S&P 500 Index Fund	$320,013,858
	Stable Value Fund
	Goldman Sachs Asset Management	Stable Value Fund: Synthetic GICs	$121,066,889
		Interest-bearing cash	$3,099,392
	Target Retirement Income Fund
	State Street Investment Management Trust Company	Target Retirement Income Fund	$51,006,912
	Russell Large Cap Growth Ind. Fd.
	State Street Investment Management Trust Company	Russell Large Cap Growth Index Fund	$108,117,051
	Russell Large Cap Value Ind. Fd.
	State Street Investment Management Trust Company	Russell Large Cap Value Index Fund	$67,873,013
	Russell Small Mid Cap Ind. Fd.
	State Street Investment Management Trust Company	Russell Small Mid Cap Index Fund	$24,729,848
	Nomura Small Cap Value Fund	Nomura Small Cap Value Fund	$13,386,901
	Hartford Small Cap Growth	Hartford Small Cap Growth	$17,406,900

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Current Value
	Baird Aggregate Bond Fund	Baird Aggregate Bond Inst.	$90,648,128
	T Rowe Price Mid Cap Val Equity	T Rowe Price Mid-Cap Val Equity Trust D	$19,029,331
	Fidelity Advisor® Diversified Intl	Fidelity Advisor® Diversified Intl	$33,692,883
	DFA Emerging Markets Core Equity 2	DFA Emerging Markets Core Equity 2	$7,154,491
	State Street Global All Cap Equity	State Street Global All Cap Equity	$69,859,501
	Artisan International Small-Mid	Artisan International Small-Mid	$11,079,054
	Federated Hermes MDT Mid Cap Growth	Federated Hermes MDT Mid Cap Growth CL P	$30,566,769
	Self-Directed		$5,788,987
	TOTAL ASSETS AT END OF YEAR		$1,589,325,674

* Indicates a party-in-interest to the Plan